Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (4,151,367)	$ (2,577,263)
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation and amortization	2,198,852	1,902,304
Deferred income taxes	144,000	178,000
Changes in operating assets and liabilities
Net change in accounts receivable	(130,649)	19,645
Net change in inventory	(290,083)	757,134
Net change in prepaid and other assets	(397,101)	(73,804)
Net change in accounts payable & accrued liabilities	2,313,881	1,819,535
Net cash flow (used in) provided by operating activities	(312,467)	2,025,551
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisitions	(44,857)	(480,600)
Purchase equipment	(1,076,437)	(492,275)
Net cash flow (used in) investing activities	(1,121,294)	(972,875)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes payable	212,160	$ 176,138
Borrowing costs associated with notes payable	$ (958,398)
Proceeds from member contributions		$ 740,468
Net cash flow (used in) provided by financing activities	$ (746,238)	916,606
NET INCREASE (DECREASE) IN CASH	(2,179,999)	1,969,282
Cash and equivalents, beginning of period	3,306,230	1,336,948
Cash and equivalents, end of period	1,126,231	3,306,230
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid	96,938	292,839
Interest paid	$ 5,494,256	$ 5,418,992